SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill	$ 10,067,730	$ 10,067,730	$ 5,577,030	$ 509,148
Goodwill change during the period	$ 0
Contract-Based Intangible Assets [Member]
Goodwill [Line Items]
Amortization period	11 years	11 years
Noncompete Agreements [Member]
Goodwill [Line Items]
Amortization period	5 years	5 years